Research and development (Tables)	12 Months Ended
Dec. 31, 2013
Research and Development Expense [Abstract]
Schedule of Research and Development
Research and Development consists of the following:

	Year ended December 31,
	2011	2012	2013
Research and development expenses	130,153	150,118	76,427
Research and development grants and credits	(753)	(899)	(1,036)
Total research and development expenses	129,400	149,219	75,391